General and Administrative Expense, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and administrative expenses
Management fee - related party	$ 10,764	$ 8,962	$ 8,379
Professional fees (legal and accounting)	906	813	648
Compensation for Directors and Officers	1,712	2,004	1,120
Listing fees and expenses	90	87	75
Miscellaneous	1,145	1,465	1,138
Total	$ 14,617	$ 13,331	$ 11,360